INTEREST IN GIBRALTAR JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Disclosure of joint venture financial information [Table Text Block]
	As at December 31,
	2020	2019
Cash and equivalents	46,440	54,454
Other current assets	88,814	77,651
Current assets	135,254	132,105
Non-current assets	927,211	948,873

Accounts payable and accrued liabilities	53,662	46,845
Other current financial liabilities	23,703	22,698
Current liabilities	77,365	69,543
Long-term debt	40,178	52,177
Provision for environmental rehabilitation	97,432	80,460
Non-current liabilities	137,610	132,637

	Years ended December 31,
	2020	2019
Revenues	458,305	438,204
Production costs	(298,988)	(344,913)
Depletion and amortization	(139,643)	(159,044)
Other operating expense	(4,529)	(3,834)
Interest expense	(5,689)	(6,031)
Interest income	82	1,157
Foreign exchange gain (loss)	348	(1,976)
Net earnings (loss)	9,886	(76,437)
Other comprehensive income	—	954
Comprehensive income (loss) for joint arrangement	9,886	(75,483)